Schedule of Interest Rates Used for Interest Rate Contracts (Detail) - Interest Rate Risk Sensitivity Analysis - Interest Rate Contract	Dec. 31, 2018
Probable Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	6.40
Probable Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	6.98
Possible Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	8.00
Possible Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	8.73
Remote Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	9.60
Remote Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	10.47